Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
At cost:
Trademark	23	26,718	4,095
Patent	33	33	5
Copyright	69	97	15
Software	142	6,804	1,042
License acquired	-	207,835	31,853
Total	267	241,487	37,010
Less: accumulated depreciation	(72)	(1,853)	(284)
Intangible assets, net	195	239,634	36,726

Schedule of estimated annual amortization expense
	Amortization	Amortization
Twelve months ending December 31,	RMB	USD
2021	4,076	625
2022	4,076	625
2023	3,998	613
2024	3,998	613
2025	3,472	532
Thereafter	12,415	1,903
Total	32,035	4,911